Expense Example {- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-14 - Fidelity Managed Retirement 2030 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Managed Retirement 2030 Fund: Class A
Expense Example:
1 year	$ 645
3 years	795
5 years	958
10 years	1,427
Fidelity Advisor Managed Retirement 2030 Fund: Class I
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 601